BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock International V.I. Fund

(the “Fund”)

Supplement dated May 23, 2019 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated May 1, 2019

Effective May 24, 2019, BlackRock (as defined below) has agreed to: (i) lower contractual total operating expense caps for each share class of the Fund; and (ii) extend the Fund’s existing contractual fee waivers. To achieve the expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, effective May 24, 2019, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

The section of the Summary Prospectus entitled “Key Facts About BlackRock International V.I. Fund—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock International V.I. Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fee[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.44%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[2]	1.20%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.26)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	0.94%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, which are not included in the ratio of expenses to average net assets in the Fund’s most recent annual report, which includes extraordinary expenses.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.93% (for Class I Shares) of average daily net assets through April 30, 2021. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.08% (for Class I Shares) of average daily net assets through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$96	$355	$635	$1,432

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

The section of the Prospectus of the Fund entitled “Management of the Funds—BlackRock—All Funds (except BlackRock Government Money Market V.I. Fund and BlackRock 60/40 Target Allocation ETF V.I. Fund)” is deleted in its entirety and replaced with the following:

All Funds (except BlackRock Government Money Market V.I. Fund and BlackRock 60/40 Target Allocation ETF V.I. Fund): BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee. The contractual waiver is in effect through April 30, 2020 for each Fund other than the BlackRock International V.I. Fund, the BlackRock International Index V.I. Fund, the BlackRock Managed Volatility V.I. Fund, the BlackRock S&P 500 Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund (for which the contractual waiver is in effect through April 30, 2021). The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The paragraph and table in the section of the Prospectus of the Fund entitled “Management of the Funds—BlackRock” related to contractual caps is deleted in its entirety and replaced with the following:

With respect to Class I shares of each Fund, as set forth in the table below, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements. With respect to Class I shares of certain Funds, BlackRock has contractually agreed to reimburse fees in order to limit operational and recordkeeping fees to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
Advantage Large Cap Core V.I. Fund	1.25%	0.05%
Advantage Large Cap Value V.I. Fund	0.60%	0.00%
Advantage U.S. Total Market V.I. Fund	0.55%	0.07%

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
Basic Value V.I. Fund	1.25%	0.06%
Capital Appreciation V.I. Fund	1.25%	0.07%
Equity Dividend V.I. Fund	1.25%	0.00%
Global Allocation V.I. Fund	1.25%	0.07%
Government Money Market V.I. Fund	0.30%	—
International V.I. Fund	0.93%	0.08%
International Index V.I. Fund	0.27%	0.05%
60/40 Target Allocation ETF V.I. Fund	0.19%	—
Large Cap Focus Growth V.I. Fund	1.25%	0.07%
Managed Volatility V.I. Fund	0.59%	0.00%
S&P 500 Index V.I. Fund	0.15%	0.05%
Small Cap Index V.I. Fund	0.22%	0.05%

[1]

The contractual caps for each Fund (other than the BlackRock Government Money Market V.I. Fund, the BlackRock 60/40 Target Allocation ETF V.I. Fund, the BlackRock International V.I. Fund, the BlackRock International Index V.I. Fund, the BlackRock Managed Volatility V.I. Fund, the BlackRock S&P 500 Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund) are in effect through April 30, 2020. The contractual caps for the BlackRock Government Money Market V.I. Fund, the BlackRock 60/40 Target Allocation ETF V.I. Fund, the BlackRock International V.I. Fund, the BlackRock International Index V.I. Fund, the BlackRock Managed Volatility V.I. Fund, the BlackRock S&P 500 Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund are in effect through April 30, 2021. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The first three paragraphs and table in the section of the SAI entitled “Management and Advisory Arrangements—Management Agreement—All Funds (except BlackRock Government Money Market V.I. Fund and BlackRock 60/40 Target Allocation ETF V.I. Fund)” are deleted in their entirety and replaced with the following:

All Funds (except BlackRock Government Money Market V.I. Fund and BlackRock 60/40 Target Allocation ETF V.I. Fund): BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020 (except with respect to the BlackRock International V.I. Fund, the BlackRock International Index V.I. Fund, the BlackRock Managed Volatility V.I. Fund, the BlackRock S&P 500 Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund). The contractual waiver is in effect for the BlackRock International V.I. Fund, the BlackRock International Index V.I. Fund, the BlackRock Managed Volatility V.I. Fund, the BlackRock S&P 500 Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

BlackRock 60/40 Target Allocation ETF V.I. Fund: BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

With respect to each Fund, the Manager has contractually agreed to waive and/or reimburse fees or expense in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses (as defined in the Funds’ prospectuses)) as a percentage of average daily net assets to the amounts noted in the table below through April 30, 2020 (except with respect to the BlackRock Government Money Market V.I. Fund, the BlackRock 60/40 Target Allocation ETF V.I. Fund, the BlackRock International V.I. Fund, the BlackRock International Index V.I. Fund, the BlackRock Managed Volatility V.I. Fund, the BlackRock S&P 500 Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund). The contractual waiver/reimbursement is in effect for the BlackRock Government Money Market V.I. Fund, the BlackRock 60/40 Target Allocation ETF V.I. Fund, the BlackRock International V.I. Fund, the BlackRock International Index V.I. Fund, the BlackRock Managed Volatility V.I. Fund, the BlackRock S&P 500 Index V.I. Fund and the BlackRock Small Cap Index V.I. Fund through April 30, 2021. The contractual agreement may be terminated with respect to a Fund upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of such Fund.

	Contractual Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps on fees paid by Fund for Operational and Recordkeeping Services
BlackRock Advantage Large Cap Core V.I. Fund
Class I	1.25%	0.05%
Class II	1.40%	0.07%
Class III	1.50%	0.08%
BlackRock Advantage Large Cap Value V.I. Fund
Class I	0.60%	0.00%
Class II	0.75%	0.05%
Class III	0.85%	0.11%
BlackRock Advantage U.S. Total Market V.I. Fund
Class I	0.55%	0.07%
Class II	0.70%	0.09%
Class III	0.80%	0.01%
BlackRock Basic Value V.I. Fund
Class I	1.25%	0.06%
Class II	1.40%	0.08%
Class III	1.50%	0.09%
BlackRock Capital Appreciation V.I. Fund
Class I	1.25%	0.07%
Class III	1.50%	0.08%

	Contractual Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps on fees paid by Fund for Operational and Recordkeeping Services
BlackRock Equity Dividend V.I. Fund
Class I	1.25%	0.00%
Class III	1.50%	0.00%
BlackRock Global Allocation V.I. Fund
Class I	1.25%	0.07%
Class II	1.40%	0.07%
Class III	1.50%	0.07%
BlackRock Government Money Market V.I. Fund
Class I	0.30%	—
BlackRock International V.I. Fund
Class I	0.93%	0.08%
BlackRock International Index V.I. Fund
Class I	0.27%	0.05%
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I	0.19%	—
Class III	0.44%	—
BlackRock Large Cap Focus Growth V.I. Fund
Class I	1.25%	0.07%
Class III	1.50%	0.07%
BlackRock Managed Volatility V.I. Fund
Class I	0.59%	0.00%
Class III	0.84%	0.00%
BlackRock S&P 500 Index V.I. Fund
Class I	0.15%	0.05%
Class II	0.30%	0.05%
Class III	0.40%	0.05%
BlackRock Small Cap Index V.I. Fund
Class I	0.22%	0.05%

[1]	As a percentage of average daily net assets and based on current fees.

Shareholders should retain this Supplement for future reference.

PR2SAI-VAR-0519SUP

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